SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (Loss) income	$ (2,595,941)	$ 515,014	$ (13,877,363)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense	704,565	1,820,628	3,716,319
Change in fair value of derivatives		(553,707)	(1,108,648)
Changes in assets and liabilities:
Accounts receivable	2,687,831	15,841,979	6,993,094
Accrued expenses and other current liabilities	(2,175,269)	(6,629,926)	(2,178,255)
Accrued salary and benefits	(2,831,392)	(9,525)	(4,807,311)
Other non-current liabilities	(136,118)	(113,866)	(141,341)
Net cash used in operating activities	(6,560,679)	1,301,198	(51,043,689)
Investing activities:
Net cash provided by (used in) investing activities	960,056	521,859	(1,778,533)
Financing activities:
Proceeds from issuance of ordinary shares upon exercise of options		542	81,339
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million			27,175,000
Repayment of convertible notes	(1,806,453)	(3,745,955)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering			1,390,000
Payment of share repurchase			(1,322,195)
Net cash (used in) provided by financing activities	(1,957,236)	(11,616,017)	20,899,885
Net decrease in cash, cash equivalents, and restricted cash	(7,557,859)	(9,792,960)	(31,922,337)
Cash, cash equivalents, and restricted cash at beginning of year	9,785,131	18,431,209	49,622,714
Cash, cash equivalents, and restricted cash at end of year	2,476,571	9,785,131	18,431,209
Parent company | Reportable legal entities
Cash flows from operating activities:
Net (Loss) income	(2,595,941)	515,014	(13,877,363)
Equity in loss (income) of subsidiaries, VIEs and VIEs' subsidiaries	1,215,959	(6,355,003)	1,908,389
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense	704,565	1,820,628	3,716,319
Amortization of issuance cost and debt discounts related to convertible notes	51,797	1,337,671	5,647,339
Change in fair value of derivatives		(553,707)	(1,108,648)
Changes in assets and liabilities:
Accrued expenses and other current liabilities	292,842	(29,867)	288,562
Other receivables, deposits and other assets		459,731	(432,374)
Accrued salary and benefits	(138,975)	421,975
Other non-current liabilities	(136,129)	(151,393)	(159,769)
Net cash used in operating activities	(605,882)	(2,534,951)	(4,017,545)
Investing activities:
Advances to subsidiaries and VIEs	(4,819,580)	(9,783,250)	(37,795,461)
Repayment of advances to subsidiary	6,607,179	16,251,000	19,145,170
Net cash provided by (used in) investing activities	1,787,599	6,467,750	(18,650,291)
Financing activities:
Cash paid for deferred issuance costs			(159,624)
Proceeds from issuance of ordinary shares upon exercise of options		311	81,339
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million			27,175,000
Repayment of convertible notes	(1,806,453)	(3,745,956)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering			1,390,000
Payment of share repurchase			(1,322,195)
Net cash (used in) provided by financing activities	(1,806,453)	(3,745,645)	22,982,602
Net decrease in cash, cash equivalents, and restricted cash	(624,736)	187,154	314,766
Cash, cash equivalents, and restricted cash at beginning of year	629,925	442,771	128,005
Cash, cash equivalents, and restricted cash at end of year	$ 5,189	$ 629,925	$ 442,771